Leases - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-Use Assets [Roll Forward]
Beginning balance	$ 38,283	$ 39,542
Additions	23,461	3,202
Accumulated depreciation	0
Exchange realignment	(411)	50
Lease modifications		(112)
Depreciation of right-of-use assets	(5,743)	(4,399)
Ending balance	55,590	38,283
Leasehold land
Right-of-Use Assets [Roll Forward]
Beginning balance	4,862
Ending balance	4,357	4,862
Leasehold land | Non-Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	4,862	4,851
Additions	0	0
Accumulated depreciation	0
Exchange realignment	(408)	112
Lease modifications		0
Depreciation of right-of-use assets	(97)	(101)
Ending balance	4,357	4,862
Building
Right-of-Use Assets [Roll Forward]
Beginning balance	2,324
Ending balance	23,016	2,324
Building | Non-Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	2,324	3,158
Additions	23,163	678
Accumulated depreciation	0
Exchange realignment	(3)	(62)
Lease modifications		(59)
Depreciation of right-of-use assets	(2,468)	(1,391)
Ending balance	23,016	2,324
Building | Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	19,907	21,311
Additions	0	7
Accumulated depreciation	0
Exchange realignment	0	0
Lease modifications		0
Depreciation of right-of-use assets	(1,412)	(1,411)
Ending balance	18,495	19,907
Machinery and equipment | Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	11,174	10,201
Additions	298	2,517
Accumulated depreciation	0
Exchange realignment	0	0
Lease modifications		(53)
Depreciation of right-of-use assets	(1,761)	(1,491)
Ending balance	9,711	11,174
Computer and office equipment | Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	16	21
Additions	0	0
Accumulated depreciation	0
Exchange realignment	0	0
Lease modifications		0
Depreciation of right-of-use assets	(5)	(5)
Ending balance	$ 11	$ 16